SIGNIFICANT ACCOUNTING POLICIES (Details 1)	12 Months Ended
Jun. 30, 2019
Cash and Cash equivalents
Statement Line Items [Line Items]
IAS 39 classification	Loans and receivables
IFRS 9 classification	Amortized cost
Promissory note receivable
Statement Line Items [Line Items]
IAS 39 classification	Loans and receivables
IFRS 9 classification	Amortized cost
Accounts payable and accrued liabilities
Statement Line Items [Line Items]
IAS 39 classification	Other liabilities
IFRS 9 classification	Amortized cost
Convertible debentures
Statement Line Items [Line Items]
IAS 39 classification	N/A
IFRS 9 classification	Amortized cost
Mortgage Payable
Statement Line Items [Line Items]
IAS 39 classification	N/A
IFRS 9 classification	Amortized cost
Debenture Unit Deposits
Statement Line Items [Line Items]
IAS 39 classification	N/A
IFRS 9 classification	Amortized cost
Promissory notes payable
Statement Line Items [Line Items]
IAS 39 classification	N/A
IFRS 9 classification	Amortized cost